Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000844779
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 2, 2012
Prospectus Date	rr_ProspectusDate	Jan 30, 2012

Service | BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO
Fund Overview Key Facts About BlackRock International Opportunities Portfolio
Investment Objective
The investment objective of BlackRock International Opportunities Portfolio ("International Opportunities" or the "Fund"), a series of BlackRock FundsSM (the "Trust"), is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Services Shares of International Opportunities.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO Service Shares
Management Fee		0.97%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.44%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	1.67%
Fee Waivers and/or Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.67%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[2]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 38-45, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.80% of average daily net assets until February 1, 2013. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Service BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO Service Shares	170	526	907	1,976

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, International Opportunities invests at least 80% of its net assets in equity securities issued by foreign companies of any market capitalization. The Fund may invest up to 40% of its net assets in stocks of issuers in emerging market countries.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings ("IPOs").

The Fund may, when consistent with the Fund's investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in International Opportunities, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
■	Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■	Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
■	"New Issues" Risk — "New Issues" are initial public offerings of U.S. equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.
■	Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information
The information shows you how International Opportunities' performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the MSCI All Country World Index Ex-U.S. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Service Shares ANNUAL TOTAL RETURNS BlackRock International Opportunities Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 28.04% (quarter ended June 30, 2009) and the lowest return for a quarter was –24.50% (quarter ended September 30, 2008).

As of 12/31/11 Average Annual Total Returns

Average Annual Total Returns - Service BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO	1 Year	5 Years	10 Years
Service Shares	(14.53%)	(2.77%)	10.37%
Service Shares Return After Taxes on Distributions	(14.72%)	(3.46%)	9.59%
Service Shares Return After Taxes on Distributions and Sale of Shares	(9.18%)	(2.27%)	9.24%
MSCI All Country World Index Ex-U.S. (Reflects no deduction for fees, expenses or taxes)	(13.71%)	(2.92%)	6.31%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
Service | BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.97%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.67%	[2]
1 Year	rr_ExpenseExampleYear01	170
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
Annual Return 2002	rr_AnnualReturn2002	(3.32%)
Annual Return 2003	rr_AnnualReturn2003	48.82%
Annual Return 2004	rr_AnnualReturn2004	23.70%
Annual Return 2005	rr_AnnualReturn2005	31.83%
Annual Return 2006	rr_AnnualReturn2006	31.55%
Annual Return 2007	rr_AnnualReturn2007	18.12%
Annual Return 2008	rr_AnnualReturn2008	(43.33%)
Annual Return 2009	rr_AnnualReturn2009	36.52%
Annual Return 2010	rr_AnnualReturn2010	11.25%
Annual Return 2011	rr_AnnualReturn2011	(14.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.50%)
1 Year	rr_AverageAnnualReturnYear01	(14.53%)
5 Years	rr_AverageAnnualReturnYear05	(2.77%)
10 Years	rr_AverageAnnualReturnYear10	10.37%
Service | BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO | Service Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.72%)
5 Years	rr_AverageAnnualReturnYear05	(3.46%)
10 Years	rr_AverageAnnualReturnYear10	9.59%
Service | BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO | Service Shares | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.18%)
5 Years	rr_AverageAnnualReturnYear05	(2.27%)
10 Years	rr_AverageAnnualReturnYear10	9.24%
Service | BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock International Opportunities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of BlackRock International Opportunities Portfolio ("International Opportunities" or the "Fund"), a series of BlackRock FundsSM (the "Trust"), is to seek long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Services Shares of International Opportunities.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, International Opportunities invests at least 80% of its net assets in equity securities issued by foreign companies of any market capitalization. The Fund may invest up to 40% of its net assets in stocks of issuers in emerging market countries.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings ("IPOs").

The Fund may, when consistent with the Fund's investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in International Opportunities, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
■	Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■	Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
■	"New Issues" Risk — "New Issues" are initial public offerings of U.S. equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.
■	Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information shows you how International Opportunities' performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the MSCI All Country World Index Ex-U.S. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how International Opportunities' performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Service Shares ANNUAL TOTAL RETURNS BlackRock International Opportunities Portfolio As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period shown in the bar chart, the highest return for a quarter was 28.04% (quarter ended June 30, 2009) and the lowest return for a quarter was –24.50% (quarter ended September 30, 2008).

Performance Table Heading	rr_PerformanceTableHeading
As of 12/31/11 Average Annual Total Returns

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Service | BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO | MSCI All Country World Index Ex-U.S. (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
10 Years	rr_AverageAnnualReturnYear10	6.31%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[2]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 38-45, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.80% of average daily net assets until February 1, 2013. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012